                          -------------------------

                       OFFITBANK VIF - HIGH YIELD FUND

                    OFFITBANK VIF - EMERGING MARKETS FUND

                       OFFITBANK DJG VALUE EQUITY FUND

                     OFFITBANK VIF - U.S. SMALL CAP FUND

                          -------------------------




                              SEMI-ANNUAL REPORT


                              SEPTEMBER 30, 1997






                              THE

                              OFFITBANK

                              VARIABLE INSURANCE FUND, INC.

                                      OFFITBANK
                                 VIF-HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (97.28%)
  AEROSPACE/DEFENSE (.53%)
    Sequa Corp. Sr Notes, 8.75% , 12/15/01                                        150,000          $  153,000
                                                                                                   ----------
  BROADCAST/TELECOMMUNICATIONS (12.64%)
    CCPR Services Inc., Sr. Sub Notes 10.00%, 02/01/07                            200,000             205,000
    Centennial Cellular Corp. Sr Notes, 8.875% 11/01/01                           300,000             304,500
    Comcast Cellular Holdings, Inc. Sr Notes, 9.50%, 05/01/07                     350,000(1)          365,750
    Echostar Communications Sr Disc Notes, 0.00%, 06/01/04                        500,000(2)          452,500
    Granite Broadcast Corporation Sr Sub Notes, 9.375%, 12/01/05                  250,000             248,125
    Heritage Media Corp. Sr Sub Notes, 8.75%, 02/15/06                            200,000             213,000
    Nextel Communications Sr Disc. Notes, 0.00%, 09/15/07                         350,000(1)(3)       216,125
    Paging Network Sr Sub Notes, 10.125%, 08/01/07                                250,000             260,000
    Pricecellular Wireless Sr Notes, 10.75%, 11/01/04                             275,000(1)          297,000
    Rogers Cantel, Inc. Sr Sub Notes, 8.80%, 10/01/07                             250,000(1)          250,625
    Vanguard Cellular Systems Inc. Sr Debs., 9.375%,  04/15/06                    300,000             312,000
    Viacom Inc. Sub Notes, 8.00%, 07/07/06                                        500,000             497,500
                                                                                                   ----------
                                                                                                    3,622,125
                                                                                                   ----------

  CABLE (10.99%)
    Adelphia Communications Sr Notes, 9.875%, 03/01/07 (144A)                     200,000(1)          207,000
    Cablevision Systems, Corp. Sr Sub Notes, 9.25%, 11/01/05                      300,000             314,250
    Century Communications Sr Notes, 8.875%, 01/15/07                             400,000             402,000
    Comcast, Corp. Sr Sub Debs., 9.375%, 05/15/05                                 250,000             269,063
    Jones Intercable Inc., Sr Sub Debs.,10.50%, 03/01/08                          500,000             545,000
    Lenfest Communications Inc. Sr Notes, 8.375%, 11/01/05                        300,000             301,500
    NTL, Inc. Sr Notes, 10.00%, 02/15/07                                          200,000             209,000
    Olympus Communications L.P. Sr Notes, 10.625%, 11/15/06                       300,000             325,125
    Rogers Cablesystems Ltd., Sr Sec'd Notes, 9.625%, 08/01/02                    300,000             318,000
    TeleWest Plc Sr Debs., 9.625%, 10/01/06                                       250,000             261,250
                                                                                                   ----------
                                                                                                    3,152,188
                                                                                                   ----------

  CHEMICALS (3.46%)
    Borden Chemicals & Plastics, Notes, 9.50%, 05/01/05                           250,000             263,750
    Harris Chemical Sr Notes, 10.25%, 07/15/01                                    250,000             261,250
    ISP Holdings, Inc. Sr Notes, 9.00%, 10/15/03                                  300,000             313,800
    Sifto Canada, Inc. Sr Notes, 8.50%,  07/15/00                                 150,000             152,250
                                                                                                   ----------
                                                                                                      991,050
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF-HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
CONSUMER GROUPS (7.00%)
    Chiquita Brands International, Inc. Sr Notes, 10.25%, 11/01/06                250,000             273,125
    Fleming Companies, Inc. Sr Notes, 10.625%, 12/15/01                           500,000             532,500
    Host Marriott Travel Plaza Sr Notes, 9.50%, 05/15/05                          250,000             264,375
    Revlon Consumer Products Sr Notes, 9.375%, 04/01/01                           250,000             258,750
    Sealy Corp. Sr Sub Notes, 10.25%, 05/01/03                                    145,000             152,250
    Westpoint Stevens Inc. Sr Sub Debs., 9.375%, 12/15/05                         500,000             525,000
                                                                                                   ----------
                                                                                                    2,006,000
                                                                                                   ----------

FINANCIAL SERVICES/INSURANCE (4.39%)
    Amresco Inc. Sr Sub Notes, 10.00%, 03/15/04                                   200,000             210,000
    Navistar Financial Corp. Sr Sub Notes, 9.00%, 06/01/02                        150,000             154,875
    Presidential Life Corp. Sr Notes, 9.50%, 12/15/00                             400,000             418,000
    Reliance Group Holdings Inc. Sr Sub Notes, 9.75%, 11/15/03                    250,000             263,125
    Veritas Holdings Sr Notes, 9.625%, 12/15/03)                                  200,000(1)          211,000
                                                                                                   ----------
                                                                                                    1,257,000
                                                                                                   ----------

FOREST & PAPER PRODUCTS (4.83%)
    Indah Kiat Finance, Gtd Sr Notes, 10.00%, 07/01/07                            250,000(1)          245,313
    Repap New Brunswick First Priority Sr Sec'd Notes, 9.875%, 07/15/00           150,000             152,250
    Repap New Brunswick First Priority Sr Sec'd Notes, 9.0625%, 07/15/00          250,000(4)          248,126
    Repap Wisconsin, Inc. Sr Notes, 9.25%, 02/01/02                               150,000             158,250
    Stone Container Corp., Sr Sub Notes, 12.25%, 04/01/02                         250,000             260,000
    Stone Container Corp., Sr Sub. Debs., 10.75%, 10/01/02                        300,000             319,125
                                                                                                   ----------
                                                                                                    1,383,064
                                                                                                   ----------

GENERAL INDUSTRIES/MANUFACTURING (10.03%)
    Allied Waste N.A.,Sr Sub, 10.25%, 12/01/06                                    200,000(1)          218,500
    Dominion Textile (USA), Inc. Gtd Sr Notes, 9.25%, 04/01/06                    300,000             312,750
    Emcor Group Inc., 11.00%, 12/15/01, Callable on 12/15/97 @ 104.00             212,200             222,810
    Exide Corp. Sr Notes, 10.75%, 12/15/02,                                       150,000             159,375
    Exide Corp. Sr Notes, 10.00%, 04/15/05,                                       150,000             160,125
    Fedders N.A., Sr Sub Notes, 9.375%, 08/15/07                                  200,000(1)          203,000
    Hayes Wheels International Inc. Sr Sub Notes, 9.125%, 07/15/07                250,000(1)          258,437
    Nortek Inc. Sr Notes, 9.25%, 03/15/07                                         300,000             304,500
    Stena  Sr Notes, 8.75%, 06/15/07, Callable on 06/15/02 @ 104.375              300,000             300,000
    Unisys Corp. Sr Notes, 11.75%,  10/15/04                                      250,000             281,875
    Williams Scotsman Inc. Sr Notes, 9.875%, 06/01/07                             450,000(1)          454,500
                                                                                                   ----------
                                                                                                    2,875,872
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF-HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE (4.18%)
    Fresenius Medical Care Trust Pfd. 9.00%, 12/01/06                             200,000             208,000
    Integrated Health Services Sr Sub Notes 9.50%, 09/15/07                       150,000(1)          153,750
    Regency Health Services Inc. Sr Sub Notes, 9.875%, 10/15/02                   200,000             221,500
    Tenet Healthcare Corp. Sr Sub Notes, 8.625%, 01/15/07                         300,000             309,000
    Vencor Inc. Sr Sub Notes, 8.625%, 07/15/07 (144A)                             300,000(1)          304,500
                                                                                                   ----------
                                                                                                    1,196,750
                                                                                                   ----------

HOTEL/GAMING (9.73%)
    Host Marriott Properties Sr Notes, 9.50%, 05/15/05                            500,000             528,750
    Capstar Hotel Co. Sr Sub Notes, 8.75%, 08/15/07 (144A)                        200,000(1)          203,500
    Hollywood Park, Inc. Sr Sub Notes, 9.50%,  08/01/07                           300,000(1)          303,000
    John Q. Hammons Hotel L.P., First Mtge. Notes, 8.875%, 02/15/04               300,000             327,000
    Prime Hospitality Corp., First Mtge. Notes, 9.25%, 01/15/06                   250,000             261,250
    Prime Hospitality Corp. Sr Sub Notes, 9.75%, 04/01/07                         250,000             265,000
    Station Casinos Sr Sub Notes, 9.625%, 06/01/03                                250,000             248,750
    Sun International Hotels Ltd., Sr Sub Notes 9.00%, 03/15/07                   300,000             310,500
    Trump Atlantic City, First Mtge. Notes, 11.25%,  05/01/06                     350,000             341,250
                                                                                                   ----------
                                                                                                    2,789,000
                                                                                                   ----------

METALS/MINING/IRON/STEEL (5.43%)
    AK Steel Corp. Sr Notes, 9.125%, 12/15/06                                     250,000             264,375
    Armco, Inc. Sr Notes, 9.375%, 11/01/00                                        200,000             205,500
    CSN Iron, Gtd. Notes, 9.125%, 06/01/07, (144A)                                200,000(1)          197,000
    Kaiser Aluminum & Chemicals Sr Notes, 9.875%, 02/15/02                        200,000             208,000
    Murrin Murrin Sr Sub Notes, 9.375%, 08/31/07                                  250,000(1)          256,250
    Westmin Resources Ltd. Sr Notes, 11.00%, 03/15/07                             250,000             268,438
    Wheeling-Pittsburgh Corp. Sr Notes, 9.375%, 11/15/03                          150,000             155,250
                                                                                                   ----------
                                                                                                    1,554,813
                                                                                                   ----------

OIL/GAS (6.45%)
    Clark Oil & Refining Sr Notes, 10.50%, 12/01/01                             5,800,000             515,000
    Ferrellgas Partners L.P., Sr Sec'd, 9.375%, 06/15/06                          400,000             420,000
    Giant Industries Sr Sub Notes, 9.00%, 09/01/07                                200,000(1)          201,000
    J Ray McDermott Sr Sub Notes, 9.375%, 07/15/06                                300,000             315,000
    Petroleum Heat & Power Sub Notes, 10.125%, 04/01/03                           200,000             194,000
    Trico Marine Services Sr Notes, 8.50%, 08/01/05                               200,000(1)          203,000
                                                                                                   ----------
                                                                                                    1,848,000
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF-HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
PACKAGING/CONTAINERS (2.70%)
    Gaylord Container Corporation Sr Notes 9.75%, 06/15/07                        250,000             254,374
    Silgan Holdings, Inc. Sr Sub Debs., 9.00%, 6/01/09                            250,000             254,687
    Vicap S.A., Gtd Sr Notes, 10.25%, 05/15/02 (144A)                             250,000(1)          265,938
                                                                                                   ----------
                                                                                                      774,999
                                                                                                   ----------

PUBLISHING/ADVERTISING (5.09%)
    Hollinger International Publishing Sr Notes, 8.625%, 03/15/05                 250,000             256,875
    K-III Communications Corp. Sr Notes, 8.50%, 02/01/06                          200,000(1)          204,632
    Lamar Advertising Co., Sr Sub Notes, 9.625%, 12/01/06                         250,000             263,750


PUBLISHING/ADVERTISING (CONTINUED)
    Outdoor Systems, Inc. Sr Sub Notes, 9.375%, 10/15/06                          250,000             262,500
    Sun Media Corp., Sr Sub Notes, 9.50%, 05/15/07                                250,000             259,062
    Universal Outdoor Sr Sub Notes, 9.75%, 10/15/06                               200,000             212,500
                                                                                                   ----------
                                                                                                    1,459,319
                                                                                                   ----------

RETAIL (4.19%)
    Nine West Group, Inc. Sr Notes, 8.375%, 08/15/05                              249,748             251,250
    Petro Stopping Sr Notes, 10.50%, 02/01/07                                     200,000             209,000
    Stater Brothers Holdings Sr Notes, 11.00%, 03/01/01                           250,000(1)          273,750
    Stater Brothers Holdings Sr Sub Notes, 9.00%, 07/01/04 (144A)                 200,000(1)          205,000
    TravelCenters of America Sr Sub Notes, 10.25%, 04/01/07                       250,000             262,500
                                                                                                   ----------
                                                                                                    1,201,500
                                                                                                   ----------

REAL ESTATE (1.38%)
    Rockefeller Center Property Trust 0.00%,  12/31/00                            400,000             281,500
    Trizec Finance Ltd. Sr Notes, 10.875%, 10/15/05                               100,000             114,250
                                                                                                   ----------
                                                                                                      395,750
                                                                                                   ----------

TRANSPORTATION (3.69%)
    Navigator Gas Transport, First Priority Ship Mtge Notes, 10.50%,
     06/30/97, (144A)                                                             250,000(1)          267,500
    Piedmont Aviation Inc. Equipment Trust, 9.65%, 05/08/99                       277,000             278,385
    Piedmont Aviation Inc. Equipment Trust, 9.80%, 05/08/04                       261,000             262,305
    Valujet Inc. Sr Notes, 10.50%, 04/15/01 (144A)                                250,000(1)          249,375
                                                                                                   ----------
                                                                                                    1,057,565
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF-HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
UTILITIES (.57%)
    Cleveland Electric Illuminating Co., First Mtge. Bonds, 9.50%, 05/15/05       150,000             163,478
                                                                                                   ----------

    TOTAL CORPORATE BONDS AND NOTES                                                                27,881,473
                                                                                                   ----------


PREFERRED STOCKS (.71%)
  FOREST PRODUCTS
    Asia Pulp&Paper 12.00% Gtd Preference Shares Ser A                            200,000             204,499
                                                                                                   ----------

BANK SWEEP ACCOUNT (0.00%)
    Bank of New York Cash Reserve Sweep                                                13                  13
                                                                                                   ----------

REPURCHASE AGREEMENTS (2.47%)
    Bank of New York Repo 5.90% 10/01/97, dated 09/30/97                          708,900             708,900
    (Collateralized by U.S. Treasury Notes 5.875%, 04/30/98,                                       ----------
     market value of $723,506)

    TOTAL INVESTMENTS  (COST $27,734,548) (100.46%)                                      (5)       28,794,885
    LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-.46%)                                           (132,374)
                                                                                                   ----------
    TOTAL NET ASSETS (100%)                                                                     $  28,662,511
                                                                                                   ----------
                                                                                                   ----------

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2) Security is a step-up security. Interest rate increases to 12.875% on June 1, 2004.
 (3) Security is a step-up security. Interest rate increases to 10.65% on September 15, 2002.
 (4)   Interest rate reflected is rate in effect on September 30, 1997.
 (5) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation               $  1,078,332
            Unrealized depreciation                    (17,995)
                                                  ------------
            Net unrealized appreciation           $  1,060,337
                                                  ------------
                                                  ------------

       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                             VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT
  BANKING
    CHILE (1.85%)
         Citibank Chilean Peso, Floating Rate, 10/30/97                        42,060,000(a)       $  106,093
                                                                                                   ----------
CORPORATE BONDS (91.06%)
  BUILDING MATERIALS
    MEXICO (2.97%)
         Cemex SA, 12.75%, 07/15/06 (144A)                                         40,000(1)           48,750
         Cemex SA, 12.75%, 07/15/06                                               100,000             121,875
                                                                                                   ----------
                                                                                                      170,625
                                                                                                   ----------
  CONSTRUCTION
    MEXICO (3.67%)
         Bufete Industrial, 11.375%, 07/15/99 (144A)                              200,000(1)          210,500
                                                                                                   ----------
  FOOD
    BRAZIL (4.44%)
         Arisco Prod Alimenticios, 10.75%, 05/22/05, Callable on
           05/22/02 @ 99.125, putable on 05/22/02 at 99.125, (144A)               250,000(1)          254,688
                                                                                                   ----------
  GENERAL INDUSTRIES/MANUFACTURING
    MEXICO (4.63%)
         Vicap SA, 10.25%, 05/15/02 (144A)                                        200,000(1)          212,750
         Vicap SA, 10.25%,  05/15/02                                               50,000              53,188
                                                                                                   ----------
                                                                                                      265,938
                                                                                                   ----------
  HOTEL & TOURISM
    MEXICO (2.74%)
         Grupo Posadas SA, 10.375%, 02/13/02 (144A)                               150,000(1)          157,313
                                                                                                   ----------
  MEDIA (8.39%)
    BRAZIL (5.09%)
         Globo Communicacoes Part,  10.50%, 12/20/06, Callable on
           12/20/01 @ 104.50, (144A)                                              170,000(1)          176,800
         RBS Participacoes SA, putable, 14.00%, 12/15/03                          100,000             115,750
                                                                                                   ----------
                                                                                                      292,550
                                                                                                   ----------
    MEXICO (3.30%)
         Grupo Televisa SA, 0.00%, 05/15/08                                        50,000(2)           37,875
         Grupo Televisa SA, 0.00%, 05/15/08 (144A)                                200,000(1)(2)       151,500
                                                                                                   ----------
                                                                                                      189,375
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                             VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
  METALS/MINING/IRON/STEEL
    PANAMA (3.42%)
         CSN Iron SA, 9.125%, 06/01/07, (144A)                                    200,000(1)          196,500
                                                                                                   ----------
  PAPER/PULP
    MEXICO (2.50%)
         Grupo Industrial Durango, 12.625%, 08/01/03                              125,000             143,437
                                                                                                   ----------
  PETROCHEMICALS (6.25%)
    BRAZIL (1.84%)
         Opp Peroquimica SA, putable, 11.5%, 02/23/04 (144A)                      100,000(1)          105,750
                                                                                                   ----------
    MEXICO (4.41%)
         Cydsa SA, 9.375%, 06/25/02 (144A)                                        250,000(1)          253,125
                                                                                                   ----------
  SOVEREIGN DEBT (30.33%)
    ARGENTINA (8.55%)
         Brady Floating Rate Bonds, 6.6875%, 03/31/98*,
              (Final Maturity 03/31/05)                                           288,090             273,686
         City of Buenos Aires, 11.25%, 04/11/07 (144A)                             50,000(1)           55,875
         Republic of Argentina, 10.50%, 11/14/02                                  250,000(b)          161,464
                                                                                                   ----------
                                                                                                      491,025
                                                                                                   ----------
    BRAZIL (7.10%)
         Brady DCB Floating Rate Bonds, 6.9375%, 10/15/97*,
              (Final Maturity 04/15/12)                                           200,000             169,562
         Brady C-Bond, 8.00%, 10/15/97*,
              (Final Maturity 04/15/14)                                           280,163             238,225
                                                                                                   ----------
                                                                                                      407,787
                                                                                                   ----------
    ECUADOR (2.12%)
         Brady Discount Floating Rate Bonds, 6.6875%, 02/27/98*
              (Final Maturity 02/28/25)                                           150,000             121,970
                                                                                                   ----------
    PERU (4.66%)
         Past Due Interest - Floating Rate Bond, 4.00%, 03/07/98* (Final
           Maturity 03/07/17)                                                     400,000             267,500
                                                                                                   ----------
    VENEZUELA (7.90%)
         Brady DCB Floating Rate Bonds, 6.75%, 12/18/97*,
              (Final Maturity 12/18/07)                                           250,000             238,360
         Brady FLIRB Floating Rate Bonds, 6.75%, 03/31/98*,
              (Final Maturity 03/31/07)                                           226,757             215,419
                                                                                                   ----------
                                                                                                      453,779
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                             VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                  PRINCIPAL           MARKET
                                                                                   AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
  STEEL (12.89%)
    ARGENTINA (3.79%)
         Acindar Industrial Argentina, 11.25%, 02/15/04                           200,000             217,500
                                                                                                   ----------
    MEXICO (9.10%)
         Hylsa SA De CV, 9.25%, 09/15/07                                          250,000(1)          255,625
         Ispat Mexicana SA, 10.375%, 03/15/01                                     250,000             266,875
                                                                                                   ----------
                                                                                                      522,500
                                                                                                   ----------
  TELECOMMUNICATIONS
    VENEZUELA (2.68%)
         Cantv Finance Ltd, 8.875%, 02/01/02                                       50,000              51,375
         Cantv Finance Ltd, 9.25%, 02/01/04                                       100,000             102,750
                                                                                                   ----------
                                                                                                      154,125
                                                                                                   ----------
  UTILITIES
    BRAZIL (6.15%)
         Cia Saneamento Basico, 10.00%, 07/28/05 (144A)                           200,000(1)          201,000
         Comp Energetica Sao Paulo, 9.25%, 05/10/01                               250,000(b)          151,958
                                                                                                   ----------
                                                                                                      352,958
                                                                                                   ----------
  TOTAL CORPORATE BONDS                                                                             5,074,820
                                                                                                   ----------
LOANS
    MOROCCO (4.08%)
       Restructuring and Consolidation Agreement Floating
         Rate Bond, 6.8125%, 11/12/97* (Final Maturity 01/01/09)                  250,000(3)          234,375
                                                                                                   ----------

TOTAL INVESTMENTS (COST $5,259,248) (96.99%)                                             (4)        5,569,413
OTHER ASSETS IN EXCESS OF LIABILITIES (3.01%)                                                         172,779
                                                                                                   ----------
TOTAL NET ASSETS (100%)                                                                            $5,742,192
                                                                                                   ----------
                                                                                                   ----------

----------------------------------------------------------------------------
Principal denominated in the following currency:
 (a)  Chilean Peso     (b)  German Deutschmark
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2) Security is a step-up security. Interest rate increases to 13.25% on May 16, 2001.
 (3)  Illiquid security.
 (4) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation                 $  323,200
             Unrealized depreciation                    (13,035)
                                                     ----------
             Net unrealized appreciation             $  310,165
                                                     ----------
                                                     ----------

*   Variable rate security.  Maturity date reflects the next rate change date.

     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                DJG VALUE EQUITY FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                                      MARKET
                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (87.62%)
  AUTOMOTIVE (3.91%)
    Navistar International Corporation*                                             2,000          $   55,250
                                                                                                   ----------
BUSINESS EQUIPMENT & SERVICES (9.70%)
    Comdisco, Inc.                                                                  2,550              83,034
    Ryder Systems, Inc.                                                             1,500              53,906
                                                                                                   ----------
                                                                                                      136,940
                                                                                                   ----------
CHEMICALS (3.79%)
    Freeport McMoRan, Inc.                                                          1,500              53,438
                                                                                                   ----------
COMPUTER SOFTWARE (2.83%)
    BancTec, Inc.*                                                                  1,500              39,938
                                                                                                   ----------
CONSUMER DURABLES (2.85%)
    General Motors Corporation                                                        600              40,163
                                                                                                   ----------
DIVERSIFIED (5.55%)
    ITT Industries, Inc.                                                            1,500              49,781
    Viad Corp.                                                                      1,500              28,594
                                                                                                   ----------
                                                                                                       78,375
ELECTRICAL EQUIPMENT (1.66%)
    AMETEK, Inc.                                                                    1,000              23,500
                                                                                                   ----------
ENTERTAINMENT (5.67%)
    Mirage Resorts, Inc.*                                                           1,400              42,175
    Time Warner, Inc.                                                                 700              37,931
                                                                                                   ----------
                                                                                                       80,106
                                                                                                   ----------
FINANCIAL SERVICES (5.29%)
    American Express Company                                                          400              32,750
    Dime Bancorp, Inc.                                                              2,000              41,875
                                                                                                   ----------
                                                                                                       74,625
                                                                                                   ----------
INSURANCE (8.12%)
    TIG Holdings, Inc.                                                              2,000              69,625
    Everest Reinsurance Holdings, Inc.                                              1,100              45,100
                                                                                                   ----------
                                                                                                      114,725
                                                                                                   ----------
HEALTH CARE (2.88%)
    Aetna, Inc.                                                                       500              40,719
                                                                                                   ----------
MEDICAL-HOSPITAL SERVICES (2.27%)
    Foundation Health Systems, Inc.*                                                1,000              32,000
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                DJG VALUE EQUITY FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                                      MARKET
                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY (3.86%)
    Whitman Corporation                                                             2,000              54,500
                                                                                                   ----------
RETAIL (11.42%)
    BJ's Wholesale Club, Inc.*                                                      1,800              52,537
    Footstar, Inc.*                                                                 2,100              56,569
    Homebase, Inc.*                                                                 5,800              52,200
                                                                                                   ----------
                                                                                                      161,306
                                                                                                   ----------
TECHNOLOGY (7.03%)
    International Game Technology                                                   2,500              56,875
    Sensormatic Electronics Corporation                                             3,000              42,375
                                                                                                   ----------
                                                                                                       99,250
                                                                                                   ----------
TELECOMMUNICATIONS (10.79%)
    AirTouch Communucations, Inc.*                                                  1,700              60,244
    COMSAT Corporation                                                              1,600              38,100
    Telephone and Data Systems, Inc.                                                1,200              54,000
                                                                                                   ----------
                                                                                                      152,344
                                                                                                   ----------

    TOTAL EQUITY SECURITIES (COST $947,647)                                                         1,237,178
                                                                                                   ----------

BANK SWEEP ACCOUNT (11.96%)                                                      Principal Amount
    The Bank of New York Cash Reserve Sweep                                    $  168,988             168,988
                                                                                                   ----------


    TOTAL INVESTMENTS (COST $1,116,635) (99.58%)                                         (1)        1,406,166
    OTHER ASSETS IN EXCESS OF LIABILITIES (.42%)                                                        5,885
                                                                                                   ----------
    TOTAL NET ASSETS (100%)                                                                        $1,412,051
                                                                                                   ----------
                                                                                                   ----------

------------------------------------------------------------
*   Denotes non-income producing security
(1) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation                      $  293,742
         Unrealized depreciation                          (4,211)
                                                      ----------
         Net unrealized appreciation                  $  289,531
                                                      ----------
                                                      ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                               VIF-U.S. SMALL CAP FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                                      MARKET
                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (94.50%)
 AUTOMOTIVE PARTS (4.23%)
    Exide Corporation                                                               1,310          $   29,721
    Monro Muffler Brake, Inc.*                                                      1,676              25,559
                                                                                                   ----------
                                                                                                       55,280
                                                                                                   ----------
COMMERCIAL SERVICES (5.51%)
    HealthPlan Services Corporation                                                 2,200              46,475
    Iron Mountain, Inc.*                                                              730              25,550
                                                                                                   ----------
                                                                                                       72,025
                                                                                                   ----------
COMPUTER EQUIPMENT (7.32%)
    Computer Task Group, Inc.                                                         620              26,001
    Kronos, Inc.*                                                                   1,185              30,366
    Network Appliance, Inc.*                                                          725              39,422
                                                                                                   ----------
                                                                                                       95,789
                                                                                                   ----------
COMPUTER SOFTWARE (12.13%)
    BancTec, Inc.*                                                                  1,458              38,819
    Broadway & Seymour, Inc. *                                                      2,210              22,100
    Integrated Systems, Inc.*                                                       1,680              41,475
    Sterling Commerce, Inc.*                                                          398              14,303
    Sterling Software, Inc.*                                                        1,170              41,974
                                                                                                   ----------
                                                                                                      158,671
                                                                                                   ----------
ELECTRICAL & ELECTRONICS (3.42%)
    Microsemi Corporation*                                                          2,590              44,678
                                                                                                   ----------
ELECTRONIC COMPONENTS (3.69%)
    Mentor Graphics Corporation                                                     4,000              48,250
                                                                                                   ----------
FINANCIAL - BANKING (2.99%)
    Financial Federal Corporation*                                                  2,202              39,085
                                                                                                   ----------
FINANCIAL SERVICES (4.77%)
    DVI, Inc.*                                                                      1,950              32,541
    Thornburg Mortgage Asset Corporation                                            1,420              29,820
                                                                                                   ----------
                                                                                                       62,361
                                                                                                   ----------


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                               VIF-U.S. SMALL CAP FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                                      MARKET
                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE (8.96%)
    Datascope Corporation*                                                          1,140              25,080
    Healthcare Services Group, Inc.*                                                2,300              28,463
    ReSound Corporation*                                                            4,470              24,026
    Rural/Metro Corporation*                                                        1,300              39,650
                                                                                                   ----------
                                                                                                      117,219
                                                                                                   ----------
HOME FURNISHINGS (3.28%)
    Windmere-Durable Holdings, Inc.                                                 1,800          $   42,862
                                                                                                   ----------
HOTEL (1.91%)
    La Quinta Inns, Inc.                                                            1,060              24,976
                                                                                                   ----------
INDUSTRIAL (2.61%)
    American Disposal Services, Inc.*                                               1,090              34,063
                                                                                                   ----------
INSTRUMENTIATION (2.30%)
    PerSeptive Biosystems, Inc.*                                                    2,520              30,083
                                                                                                   ----------
MANUFACTRUING-CONSUMER GOODS (1.56%)
    Paxar Corporation*                                                              1,038              20,436
                                                                                                   ----------
MEDICAL - INFORMATION SYSTEMS (1.53%)
    ADAC Laboratories*                                                              1,070              19,996
                                                                                                   ----------
MINING (1.26%)
    Consolidated Nevada                                                            29,480              16,629
                                                                                                   ----------
MORTGAGE BANKERS & CORRESPONDENCE (.61%)
    Imperial Credit Industries, Inc.*                                                 300               7,950
                                                                                                   ----------
OIL/GAS - EXPLORATION (4.22%)
    KN Energy, Inc.                                                                   400              18,300
    Lomak Petroleum, Inc.                                                           1,910              36,887
                                                                                                   ----------
                                                                                                       55,187
                                                                                                   ----------
RESTAURANTS (2.33%)
    Buffets, Inc.*                                                                  2,820              30,491
                                                                                                   ----------
RETAIL (6.27%)
    Mazel Stores, Inc.*                                                             1,070              26,482
    The Sports Authority, Inc.*                                                     1,950              36,319


     The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                               VIF-U.S. SMALL CAP FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1997



                                                                                                      MARKET
                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
RETAIL (CONTINUED)
    United Retail Group, Inc.*                                                      6,400              19,200
                                                                                                   ----------
                                                                                                       82,001
                                                                                                   ----------
SERVICES (3.36%)
    Information Resources, Inc.*                                                    2,530              43,959
                                                                                                   ----------
TECHNOLOGY (3.19%)
    Platinum Technology, Inc.*                                                      1,933              41,681
                                                                                                   ----------
TELECOMMUNICATIONS (6.55%)
    TresCom International, Inc.*                                                    4,400           $  47,300
    Vanguard Cellular Systems, Inc. Class A*                                        2,450              38,281
                                                                                                   ----------
                                                                                                       85,581
                                                                                                   ----------

         TOTAL EQUITY SECURITIES (COST $1,022,887)                                                  1,235,616
                                                                                                   ----------

BANK SWEEP ACCOUNT (5.90%)                                                     Principal Amount
    Bank of New York Cash Reserve Sweep                                         $  77,187              77,187
                                                                                                   ----------

         TOTAL INVESTMENTS (COST $1,091,401) (99.91%)                                    (1)        1,306,438
         OTHER ASSETS IN EXCESS OF LIABILITIES (.09%)                                                   1,130
                                                                                                   ----------
         TOTAL NET ASSETS (100%)                                                                    1,307,568
                                                                                                   ----------
                                                                                                   ----------

-------------------------------------------------------------
*   Denotes non-income producing security.
(1) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation                      $  228,386
         Unrealized depreciation                         (13,349)
                                                      ----------
         Net unrealized appreciation                  $  215,037
                                                      ----------
                                                      ----------

     The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
         STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1997 (UNAUDITED)
                                 VIF- HIGH YIELD FUND

-----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at market value (cost $27,734,548)                                   $  28,794,885
    Interest and dividends receivable                                                       707,568
    Unamortized organization expense                                                         49,651
                                                                                      -------------
         Total Assets                                                                                        29,552,104

LIABILITIES:
    Payable for investment securities purchased                                             597,344
    Dividends payable                                                                       187,979
    Investment advisory fees payable                                                         28,603
    Administation fees payable                                                                1,764
    Transfer agent fees payable                                                                 149
    Legal fees payable                                                                       32,848
    Audit fees payable                                                                       21,342
    Fund accounting fees payable                                                              2,775
    Other payables and accrued expenses                                                      16,789
                                                                                      -------------
         Total Liabilities                                                                                      889,593
                                                                                                          -------------
NET ASSETS                                                                                                $  28,662,511
                                                                                                          -------------
                                                                                                          -------------
NET ASSETS Consist of:
    Shares of capital stock, $0.001 par value per share, 2,641,136 issued
    and outstanding (Note 5)                                                          $       2,641
    Additional paid-in capital                                                           27,494,437
    Accumulated undistributed net investment income                                           8,755
    Accumulated net realized gains on investment transactions                                96,341
    Net unrealized appreciation of investments                                            1,060,337
                                                                                      -------------
NET ASSETS                                                                                                $  28,662,511
                                                                                                          -------------
                                                                                                          -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                                 $       10.85
                                                                                                          -------------


                                     VIF- EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (cost $5,259,248)                                    $   5,569,413
    Foreign currency                                                                         10,417
    Cash                                                                                    102,458
    Interest and dividends receivable                                                       146,990
    Unamortized organization expenses                                                        55,442
                                                                                      -------------
         Total Assets                                                                                         5,884,720

LIABILITIES:
    Dividends payable                                                                       110,545
    Unrealized depreciation on foreign currency contracts                                     3,964
    Transfer agent fees payable                                                                 116
    Legal fees payable                                                                        8,135
    Audit fees payable                                                                       12,486
    Fund accounting fees payable                                                              2,476
    Other payables and accrued expenses                                                       4,806
                                                                                      -------------
         Total Liabilities                                                                                      142,528
                                                                                                          -------------
NET ASSETS                                                                                                $   5,742,192
                                                                                                          -------------
                                                                                                          -------------

NET ASSETS consist of:
    Shares of capital stock, $0.001 par value per share, 526,599 issued
    and outstanding (Note 5)                                                          $         527
    Additional paid-in capital                                                            5,358,529
    Accumulated undistributed net investment income                                          11,933
    Accumulated net realized gains on investment transactions                                64,708
    Net unrealized appreciation of investments and foreign currency translations            306,495
                                                                                      -------------
NET ASSETS                                                                                                $   5,742,192
                                                                                                          -------------
                                                                                                          -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                                 $       10.90
                                                                                                          -------------

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
         STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1997 (UNAUDITED)
                                 DJG VALUE EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at market value (cost $1,116,635)                                    $   1,406,166
    Interest and dividends receivable                                                         1,152
    Receivable from Adviser (Note 3)                                                         17,355
    Unamortized organization expense                                                          8,199
                                                                                      -------------
         Total Assets                                                                                     $   1,432,872

LIABILITIES:
    Legal fees payable                                                                          940
    Audit fees payable                                                                        7,488
    Organizational expense payable                                                            9,057
    Fund Accounting fees payable                                                              2,775
    Other payables and accrued expenses                                                         561
                                                                                      -------------
         Total Liabilities                                                                                       20,821
                                                                                                          -------------
NET ASSETS                                                                                                $   1,412,051
                                                                                                          -------------
                                                                                                          -------------
NET ASSETS consist of:
    Shares of capital stock, $0.001 par value per share, 106,453 issued
      and outstanding (Note 5)                                                        $         106
    Additional paid-in capital                                                            1,063,260
    Accumulated undistributed net investment income                                           1,824
    Accumulated net realized gains on investment transactions                                57,330
    Net unrealized appreciation of investments                                              289,531
                                                                                      -------------
NET ASSETS                                                                                                $   1,412,051
                                                                                                          -------------
                                                                                                          -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                                 $       13.26
                                                                                                          -------------


                                          VIF- U.S. SMALL CAP FUND

-----------------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (cost $1,091,401)                                    $   1,306,438
    Interest and dividends receivable                                                         1,577
    Receivable from Adviser (Note 3)                                                         18,059
    Unamortized organization expense                                                          8,198
                                                                                      -------------
         Total Assets                                                                                     $   1,334,272

LIABILITIES:
    Payable for investment securities purchased                                               6,018
    Legal fees payable                                                                          699
    Audit fees payable                                                                        7,488
    Organizational expense payable                                                             9057
    Fund accounting fees payable                                                               2925
    Other payables and accrued expenses                                                         517
                                                                                      -------------
         Total Liabilities                                                                                       26,704
                                                                                                          -------------
NET ASSETS                                                                                                $   1,307,568
                                                                                                          -------------
                                                                                                          -------------

NET ASSETS consist of:
    Shares of capital stock, $0.001 par value per share, 99,215 issued
      and outstanding (Note 5)                                                        $          99
    Additional paid-in capital                                                            1,047,281
    Accumulated undistributed net investment loss                                            (1,430)
    Accumulated net realized gains on investment and foreign currency transactions           46,582
    Net unrealized appreciation of investments                                              215,037
                                                                                      -------------
NET ASSETS                                                                                                $   1,307,568
                                                                                                          -------------
                                                                                                          -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                                 $       13.18
                                                                                                          -------------

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                                 VIF- HIGH YIELD FUND
                     For the six months ended September 30, 1997


-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                                          $   1,200,212
    Dividends                                                                                16,100
                                                                                      -------------
                                                                                                          $   1,216,312
EXPENSES:
    Advisory (Note 3)                                                                       111,839
    Administration (Note 3)                                                                  19,736
    Fund accounting (Note3)                                                                  15,276
    Amortization of organization expenses                                                     7,111
    Legal                                                                                    19,467
    Audit                                                                                    17,473
    Miscellaneous                                                                            12,477
                                                                                      -------------
         Total expenses before waivers/ reimbursements                                                          203,379
         Less expenses waived/ reimbursed (Note 3)                                                              (52,054)
                                                                                                          -------------
         Net expenses                                                                                           151,325
                                                                                                          -------------
NET INVESTMENT INCOME                                                                                         1,064,987
                                                                                                          -------------
Realized and Unrealized Gains on Investments:
    Net realized gains on investment transactions                                            71,672
    Net change in unrealized appreciation on investments                                  1,061,803
                                                                                      -------------
         Net realized and unrealized gains on investments                                                     1,133,475
                                                                                                          -------------
Increase in Net Assets Resulting from Operations                                                          $   2,198,462
                                                                                                          -------------
                                                                                                          -------------

                                       VIF- EMERGING MARKETS FUND
                              For the six months ended September 30, 1997
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                                             $  252,025
                                                                                      -------------
                                                                                                          $     252,025
EXPENSES:
    Advisory (Note 3)                                                                        24,335
    Administration (Note 3)                                                                   4,056
    Fund accounting (Note 3)                                                                 14,976
    Amortization of organization expenses                                                     7,111
    Legal                                                                                     3,855
    Audit                                                                                     8,986
    Miscellaneous                                                                             5,630
                                                                                      -------------
         Total expenses before waivers/ reimbursements                                                           68,949
         Less expenses waived/ reimbursed (Note 3)                                                              (28,391)
                                                                                                          -------------
         Net expenses                                                                                            40,558
                                                                                                          -------------
NET INVESTMENT INCOME                                                                                           211,467
                                                                                                          -------------
Realized and Unrealized Gains on Investments:
    Net realized gains on investment transactions                                            54,157
    Net realized loss on foreign currency transactions                                         (109)
    Net change in unrealized appreciation on investments                                    274,952
    Net change in unrealized appreciation on foreign currency translations                  (18,799)
                                                                                      -------------
         Net realized and unrealized gains on investments                                                       310,201
                                                                                                          -------------
Increase in Net Assets Resulting from Operations                                                          $     521,668
                                                                                                          -------------
                                                                                                          -------------


       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                                DJG VALUE EQUITY FUND
            For the period from April 11, 1997* through September 30, 1997

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                                          $       4,722
    Dividends                                                                                 4,438
                                                                                      -------------
                                                                                                          $       9,160
EXPENSES:
    Advisory (Note 3)                                                                         4,691
    Administration (Note 3)                                                                     880
    Fund accounting (Note 3)                                                                 14.584
    Amortization of organization expenses                                                       858
    Legal                                                                                       940
    Audit                                                                                     7,488
    Miscellaneous                                                                               821
                                                                                      -------------
         Total expenses before waivers/ reimbursements                                                           30,262
         Less expenses waived/ reimbursed (Note 3)                                                              (22,926)
                                                                                                          -------------
         Net expenses                                                                                             7,336
                                                                                                          -------------
NET INVESTMENT INCOME                                                                                             1,824
                                                                                                          -------------
Realized and Unrealized Gains on Investments:
    Net realized gains on investment transactions                                            57,330
    Net change in unrealized appreciation on investments                                    289,531
                                                                                      -------------
         Net realized and unrealized gains on investments                                                       346,861
                                                                                                          -------------
Increase in Net Assets Resulting from Operations                                                          $     348,685
                                                                                                          -------------
                                                                                                          -------------

*   Commencement of operations.


                                          VIF- U.S. SMALL CAP FUND
                       For the period from April 11, 1997* through September 30, 1997
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                                          $       3,166
    Dividends                                                                                 2,069
                                                                                      -------------
                                                                                                          $       5,235

EXPENSES:
    Advisory (Note 3)                                                                          4440
    Administration (Note 3)                                                                     666
    Fund accounting (Note 3)                                                                 14,842
    Amortization of organization expenses                                                       858
    Legal                                                                                       699
    Audit                                                                                     7,488
    Miscellaneous                                                                               838
                                                                                      -------------
         Total expenses before waivers/ reimbursements                                                           29,831
         Less expenses waived/ reimbursed (Note 3)                                                              (23,165)
                                                                                                          -------------
         Net expenses                                                                                             6,666
                                                                                                          -------------
NET INVESTMENT LOSS                                                                                              (1,431)
                                                                                                          -------------

Realized and Unrealized Gains on Investments:
    Net realized gains on investment transactions                                            46,596
    Net realized loss on foreign currency transactions                                          (14)
    Net change in unrealized appreciation on investments                                    215,037
                                                                                      -------------
         Net realized and unrealized gains on investments                                                       261,619
                                                                                                          -------------
Increase in Net Assets Resulting from Operations                                                          $     260,188
                                                                                                          -------------
                                                                                                          -------------

*   Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                         STATEMENTS OF CHANGES IN NET ASSETS
                                VIF - HIGH YIELD FUND

                                                                 FOR THE SIX MONTHS ENDED           FOR THE PERIOD FROM
                                                                       SEPTEMBER 30, 1997        APRIL 1, 1996* THROUGH
                                                                               (UNAUDITED)               MARCH 31, 1997
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Operations:
    Net investment income                                                    $  1,064,987                  $    677,139
    Net realized gains on investment transactions                                  71,672                        24,669
    Net change in unrealized appreciation of investments                        1,061,803                        (1,466)
                                                                             ------------                  ------------
                                                                                2,198,462                       700,342
                                                                             ------------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (1,064,987)                     (677,139)
                                                                             ------------                  ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                                                 4,424,985                    25,477,804
    Dividends reinvested                                                        1,016,130                       677,347
    Cost of shares redeemed                                                    (3,026,219)                   (1,097,547)
                                                                             ------------                  ------------
Changes in net assets from capital share transactions                           2,414,896                    25,057,604
                                                                             ------------                  ------------

Change in net assets                                                            3,548,371                    25,080,807

Net Assets:
    Beginning of period                                                        25,114,140                        33,333
                                                                             ------------                  ------------
    End of period (including $8,755 and $8,755, respectively,                $ 28,662,511                  $ 25,114,140
       of undistributed net investment income)                               ------------                  ------------
                                                                             ------------                  ------------


*Commencement of operations


                                       VIF - Emerging Markets Fund


                                                                 FOR THE SIX MONTHS ENDED           FOR THE PERIOD FROM
                                                                       SEPTEMBER 30, 1997      AUGUST 28, 1996* THROUGH
                                                                               (UNAUDITED)           SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                    $    211,467                  $    120,931
    Net realized gains on investment and foreign currency transactions             54,048                        28,664
    Net change in unrealized appreciation of investments                          256,153                        50,342
                                                                             ------------                  ------------
Change in net assets resulting from operations                                    521,668                       199,937
                                                                             ------------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                        (211,358)                     (120,931)
    Realized gains                                                                   -                          (11,806)
                                                                             ------------                  ------------
Change in net assets from shareholder distributions                              (211,358)                     (132,737)
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                                                   933,291                     4,138,941
    Dividends reinvested                                                          170,871                       120,931
    Cost of shares redeemed                                                       (17,882)                      (14,803)
                                                                             ------------                  ------------
Changes in net assets from capital share transactions                           1,086,280                     4,245,069
                                                                             ------------                  ------------

Change in net assets                                                            1,396,590                     4,312,269

NET ASSETS:
    Beginning of period                                                         4,345,602                        33,333
                                                                             ------------                  ------------
    End of period (including $11,933 and $11,824, respectively,              $  5,742,192                  $  4,345,602
        of undistributed net investment income)                              ------------                  ------------
                                                                             ------------                  ------------


       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                          STATEMENT OF CHANGES IN NET ASSETS
                               DJG VALUE EQUITY FUND



                                                                                                    FOR THE PERIOD FROM
                                                                                                APRIL 11, 1997* THROUGH
                                                                                                     SEPTEMBER 30, 1997
                                                                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                                                  $      1,824
    Net realized gains on investment transactions                                                                57,330
    Net change in unrealized appreciation of investments                                                        289,531
                                                                                                           ------------
Change in net assets resulting from operations                                                                  348,685
                                                                                                           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                           -
                                                                                                           ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                                                                               1,072,010
    Dividends reinvested                                                                                            -
    Cost of shares redeemed                                                                                      (8,644)
                                                                                                           ------------
Change in net assets from capital share transactions                                                          1,063,366
                                                                                                           ------------

Change in net assets                                                                                          1,412,051

NET ASSETS:
    Beginning of period                                                                                             -
                                                                                                           ------------
    End of period (including undistributed net investment income of $1,824)                                $  1,412,051
                                                                                                           ------------
                                                                                                           ------------


*   Commencement of operations


                                           VIF- U.S. SMALL CAP FUND


                                                                                                    FOR THE PERIOD FROM
                                                                                                APRIL 11, 1997* THROUGH
                                                                                                     SEPTEMBER 30, 1997
                                                                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment loss                                                                                    $     (1,431)
    Net realized gains on investment and foreign currency transactions                                           46,582
    Net change in unrealized appreciation of investments                                                        215,037
                                                                                                           ------------
Change in net assets resulting from operations                                                                  260,188
                                                                                                           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                           -
                                                                                                           ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                                                                               1,054,010
    Dividends reinvested                                                                                            -
    Cost of shares redeemed                                                                                      (6,630)
                                                                                                           ------------
Change in net assets from capital share transactions                                                          1,047,380
                                                                                                           ------------

Change in net assets                                                                                          1,307,568

NET ASSETS:
    Beginning of period                                                                                             -
                                                                                                           ------------
    End of period (including undistributed net investment loss of ($1,431))                                $  1,307,568
                                                                                                           ------------
                                                                                                           ------------

*   Commencement of operations


       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                                 FINANCIAL HIGHLIGHTS
                                 VIF- HIGH YIELD FUND

                                                                              FOR THE SIX
                                                                             MONTHS ENDED            FORTHE PERIOD FROM
                                                                        SEPTEMBER 30,1997        APRIL 1, 1996* THROUGH
                                                                               (UNAUDITED)               MARCH 31, 1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $      10.37                  $      10.00
                                                                             ------------                  ------------
Income from Investment Operations:
    Net investment income                                                            0.43                          0.78
    Net realized and unrealized gains
         on investment transactions                                                  0.48                          0.37
                                                                             ------------                  ------------

Total income from investment operations                                              0.91                          1.15
                                                                             ------------                  ------------
Less Dividends from:
         Net investment income                                                      (0.43)                        (0.78)
                                                                             ------------                  ------------

Net change in net asset value per share                                              0.48                          0.37
                                                                             ------------                  ------------

Net asset value, end of period                                                   $  10.85                      $  10.37
                                                                             ------------                  ------------

TOTAL RETURN (a)                                                                     8.93%(b)                     11.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                                        $  28,663                     $  25,114
Ratios to average net assets:
    Expenses**                                                                       1.15%(c)                      1.15%
    Net investment income                                                            8.09%(c)                      7.45%
Portfolio turnover rate                                                                19%                            4%


                                          VIF- EMERGING MARKETS FUND


                                                                              FOR THE SIX
                                                                             MONTHS ENDED           FOR THE PERIOD FROM
                                                                        SEPTEMBER 30,1997      AUGUST 28, 1996* THROUGH
                                                                               (UNAUDITED)               MARCH 31, 1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $      10.30                  $      10.00
                                                                             ------------                  ------------
Income from Investment Operations:
    Net investment income                                                            0.41                          0.48
    Net realized and unrealized gains
         on investment transactions                                                  0.61                          0.34
                                                                             ------------                  ------------
Total income from investment operations                                              1.02                          0.82
                                                                             ------------                  ------------

Less Dividends from:
    Net investment income                                                           (0.42)                        (0.48)
    Realized gains                                                                    -                           (0.04)
                                                                             ------------                  ------------

Net change in net asset value per share                                              0.60                          0.30
                                                                             ------------                  ------------

Net asset value, end of period                                               $      10.90                  $      10.30
                                                                             ------------                  ------------

TOTAL RETURN (a)                                                                    10.00%(b)                      8.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                                         $  5,742                      $  4,346
Ratios to average net assets:
    Expenses**                                                                       1.50%(c)                      1.50%(c)
    Net investment income                                                            7.80%(c)                      8.04%(c)
Portfolio turnover rate                                                                28%                           96%

------------------------------------------
*   Commencement of operations
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been 1.54% and 2.25% annualized for the High Yield Fund , and 2.54% and 4.87% annualized for the Emerging Markets Fund for the six months ended September 30, 1997 and the period ended March 31, 1997, respectively.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions
(b) Not annualized.
(c) Annualized.


       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                                 FINANCIAL HIGHLIGHTS
                                DJG VALUE EQUITY FUND


                                                                                                    FOR THE PERIOD FROM
                                                                                                 APRIL 11, 1997 THROUGH
                                                                                                      SEPTEMBER 30,1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                       $      10.00
                                                                                                           ------------
Income from Investment Operations:
    Net investment income                                                                                          0.02
    Net realized and unrealized gains
         on investment transactions                                                                                3.24
                                                                                                           ------------
Total income from investment operations                                                                            3.26
                                                                                                           ------------

Less Dividends from:
    Net investment income                                                                                          0.00
                                                                                                           ------------

Net change in net asset value per share                                                                            3.26
                                                                                                           ------------

NET ASSET VALUE, END OF PERIOD                                                                             $      13.26
                                                                                                           ------------
                                                                                                           ------------

TOTAL RETURN (a)                                                                                                  32.60%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                                                                   $      1,412
Ratios to average net assets:
    Expenses**                                                                                                     1.25%(c)
    Net investment income                                                                                          0.31%(c)
Portfolio turnover rate                                                                                              24%
Average commission rate paid (d)                                                                           $     0.0579


                                             VIF- U.S. SMALL CAP FUND

                                                                                                    FOR THE PERIOD FROM
                                                                                                APRIL 11, 1997* THROUGH
                                                                                                      SEPTEMBER 30,1997
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                       $      10.00
                                                                                                           ------------
Income from Investment Operations:
    Net investment loss                                                                                          (0.01)
    Net realized and unrealized gains
         on investment transactions                                                                                3.19
                                                                                                           ------------
Total income from investment operations                                                                            3.18
                                                                                                           ------------

Less Dividends from:
    Net investment income                                                                                          0.00
                                                                                                           ------------

Net change in net asset value per share                                                                            3.18
                                                                                                           ------------

NET ASSET VALUE, END OF PERIOD                                                                             $      13.18
                                                                                                           ------------
                                                                                                           ------------

TOTAL RETURN (a)                                                                                                  31.80%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                                                                   $      1,308
Ratios to average net assets
    Expenses**                                                                                                     1.50%(c)
    Net Investment Income                                                                                         (0.31%)(c)
Portfolio turnover rate                                                                                              28%
Average commission rate paid (d)                                                                           $     0.0349

------------------------------------------
*   Commencement of operations
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been 5.14%, annualized for DJG Value Equity Fund and 6.68%, annualized for U.S. Small Cap Fund.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions
(b) Not annualized.
(c) Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFITBANK Variable Insurance Fund, Inc. (the "Company") was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of ten separately managed funds, of which four, OFFITBANK VIF-High Yield Fund (VIF-High Yield Fund), OFFITBANK VIF-Emerging Markets Fund (VIF-Emerging Markets Fund), OFFITBANK DJG Value Equity Fund (DJG Value Equity Fund) and OFFITBANK VIF-U.S. Small Cap Fund (VIF-U.S. Small Cap Fund) (individually, a "Fund", and collectively, the "Funds") had commenced operations on April 1, 1996, August 28, 1996, April 11, 1997 and April 11, 1997, respectively. The VIF-High Yield Fund and VIF-Emerging Markets Fund operate as non-diversified, open-end management investment companies. The DJG Value Equity Fund and VIF-U.S. Small Cap Fund operate as diversified, open-end management investment companies.

The VIF-High Yield Fund seeks to provide investors with a high level of current income by investing primarily in high yield, high risk corporate debt securities and sovereign debt obligations. The VIF-Emerging Markets Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. The DJG Value Equity Fund seeks to achieve its objectives of long-term appreciation and preservation of capital by researching and investing in equity securities priced at a discount to their intrinsic values. The VIF-U.S. Small Cap Fund invests primarily in a diversified portfolio of securities of smaller companies located in the United States to achieve its investment objective of capital appreciation.

OFFITBANK serves as the VIF-High Yield, VIF-Emerging Markets and VIF-U.S. Small Cap Funds' investment adviser. David J. Greene and Company serves as the DJG Value Equity Fund's investment adviser. BISYS Fund Services, Limited Partnership ("BISYS"), serves as the Funds' administrator. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares. BISYS Fund Services, Inc., serves as fund accountant and transfer and dividend disbursing agent of the Funds. BISYS, the Distributor, and BISYS Fund Services, Inc. are each a wholly-owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost and, if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities quoted in foreign currencies initially are valued in the currency in which they are denominated and are then translated into U.S. dollars at the prevailing foreign exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium is accrued daily. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a fund are charged to that fund, while general Company expenses are allocated among the Company's respective portfolios.

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over a sixty-month period beginning with each of the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The VIF-High Yield Fund's net investment income, if any, is declared daily and paid monthly. The VIF-Emerging Markets Fund's net investment income, if any, is declared daily and paid quarterly. The DJG Value Equity and VIF-U.S. Small Cap Funds' net investment income, if any, is declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Permanent book/tax differences are primarily attributable to non-deductible organization costs and foreign exchange gains/losses.

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

DERIVATIVE INSTRUMENTS:

The Funds may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings.

Each of the Funds is also permitted to enter into swap agreements to manage interest rate or currency exposure. Swap agreements involve the commitment to exchange with another party cash flows which are based upon the application of interest rates or currency movements to a notional principal amount. Gains and losses associated with currency swap transactions are included in realized gains and losses on foreign currency translation.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk which arises from possible changes in foreign exchange values.
Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities.

The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at September 30, 1997 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At September 30, 1997, there were no outstanding forward currency contracts for the VIF-High Yield, DJG Value Equity and VIF-U.S. Small Cap Funds. The table below indicates the VIF-Emerging Markets Fund's outstanding forward currency contract positions at September 30, 1997:

                                                                         VALUE ON             VALUE AT              UNREALIZED
                                   CONTRACT           MATURITY          ORIGINATION         SEPTEMBER 30,          APPRECIATION
               CURRENCY             AMOUNTS             DATE               DATE                 1997              (DEPRECIATION)
               --------            ---------          --------          -----------         -------------         --------------
    Sell          DEM              (595,000)          10-20-97          ($332,172)           ($338,441)              ($3,964)

A purchased option contract gives the Fund the right to sell (puts) or purchase (calls) a specified amount of foreign currency at a fixed price. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Such options are reflected at value in the Fund's portfolio of investments. There were no purchased options owned at September 30, 1997.

The VIF-Emerging Markets Fund may also invest in indexed securities whose value is linked directly to changes in foreign currencies, interest rates and other financial indices. Indexed securities may be more volatile than the underlying instrument but the risk of loss is limited to the amount of the original investment.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of:

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

0.85% of the first $200 million of average daily net assets for the VIF-High Yield Fund and 0.75% of average daily net assets in excess of $200 million; 0.90% of the first $200 million of average daily net assets for the VIF-Emerging Markets Fund and 0.80% of average daily net assets in excess of $200 million; and 1.00% of average daily net assets for the VIF-U.S. Small Cap Fund. Rockefeller & Co. serves as sub-adviser for the U.S. Small Cap Fund and is entitled to a fee from the Adviser that is calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the terms of its Investment Advisory Agreement, David J. Greene and Company is entitled to a fee that is calculated daily and payable monthly at the annual rate of 0.80% of the average daily net assets of the DJG Value Equity Fund. For the six months ended September 30, 1997, the Adviser earned fees of $111,839 for the VIF-High Yield Fund, and earned and waived fees of $24,335, and $4,440 for the VIF-Emerging Markets and VIF-U.S. Small Cap Funds, respectively. David J. Greene and Company earned and waived fees of $4,691 for the DJG Value Equity Fund.

BISYS provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays BISYS a monthly fee for its services which on an annualized basis will not exceed 0.15% of the average daily net assets of the Company. For the six months ended September 30, 1997, BISYS earned fees of $19,736 and waived fees of $12,038 for the VIF-High Yield, and earned and waived fees of $4,056 for the VIF-Emerging Markets Funds. For the period from April 11, 1997 (commencement of operations) to September 30, 1997, BISYS earned and waived fees of $880 and $666 for the DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

BISYS Fund Services, Inc., provides the Funds with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services BISYS was paid a fee of $2,500 per month per Fund. For the six months ended September 30, 1997, BISYS earned fees of $15,276 and $14,976 for the VIF-High Yield Fund and VIF-Emerging Markets Fund, respectively. For the period from April 11, 1997 (commencement of operations) to September 30, 1997, BISYS earned fees of $14,584 and $14,842 for the DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

BISYS Fund Services, Inc., also serves as transfer agent for the Funds and pursuant to a transfer agency agreement with the Company, receives reimbursement of certain expenses plus a per account fee of $15.00 per year. For the period ended September 30, 1997, BISYS earned fees of $196 and $106 for the VIF-High Yield Fund and VIF-Emerging Markets Fund, respectively. For the period from April 11, 1997 (commencement of operations) to September 30, 1997, BISYS earned fees of $35 and $33 for the DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

The Company has entered into a distribution agreement (the "Distribution Agreement') with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole
distributor of the Company's shares.   The Distribution Agreement provides that
the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK and David J. Greene and Company have voluntarily agreed to limit the expense ratios for the Funds at 1.15%, 1.50%, 1.25%, and 1.50% for the VIF-High Yield, VIF-Emerging Markets, DJG Value Equity, and VIF-U.S. Small Cap Funds, respectively. In order to maintain these ratios, for the six months ended September 30, 1997, the Adviser and David J. Greene and Company have waived their advisory fee and have also agreed to reimburse the VIF-High Yield Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund $40,016, $17,355 and $18,059, respectively.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to $13,730,989 and $4,572,799, respectively for the VIF-High Yield Fund, $3,382,839 and $1,393,865, respectively for the VIF-Emerging Markets Fund, $1,030,836 and $249,176 for the DJG Value Equity Fund and $1,199,806 and $232,187 for the VIF-U.S. Small Cap Fund, respectively. The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the period ended September 30, 1997, were as follows:


                                                  VIF-HIGH YIELD                               VIF-EMERGING MARKETS
                                         ----------------------------------             ---------------------------------
                                           SHARES                  AMOUNT                 SHARES                 AMOUNT
                                         ----------            ------------             ----------             ----------
Shares issued . . . . . . . . .             415,949            $  4,424,985                 90,184             $  933,291
Shares reinvested . . . . . . .              95,662               1,016,130                 16,226                170,871
Shares redeemed . . . . . . . .            (291,155)             (3,026,219)                (1,685)               (17,882)
                                         ----------            ------------             ----------             ----------
Net increase. . . . . . . . . .             220,456            $  2,414,896                104,725              1,086,280
                                         ----------            ------------             ----------             ----------
                                         ----------            ------------             ----------             ----------

                                                  DJG VALUE EQUITY                              VIF-U.S. SMALL CAP
                                         ---------------------------------              ---------------------------------
                                           SHARES                  AMOUNT                 SHARES                 AMOUNT
                                         ----------            ------------             ----------             ----------
Shares issued . . . . . . . . .             107,201            $  1,072,010                 99,796             $1,054,010
Shares reinvested . . . . . . .               --                      --                      --                      --
Shares redeemed . . . . . . . .                (748)                 (8,644)                  (581)                (6,630)
                                         ----------            ------------             ----------             ----------
Net increase. . . . . . . . . .             106,453              $1,063,366                 99,215             $1,047,380
                                         ----------            ------------             ----------             ----------
                                         ----------            ------------             ----------             ----------

NOTE 6 -- OTHER MATTERS

The VIF-High Yield Fund and the VIF-Emerging Markets Fund invest in obligations of foreign entities and securities denominated in foreign currencies that involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, ability to convert proceeds into U.S. dollars, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign markets and issuers.

This report is submitted for the information of the shareholders of the Funds. The financial information included herein is taken from the records of the Funds without audit by the Funds' independent accountants, who do not express an opinion thereon. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.


                 THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                  125 WEST 55TH STREET, NEW YORK, NY 10019
                                (212) 758-9600